Income Taxes (Schedule of Reconciliation between Theoretical Tax Expense (Benefit) on Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of income taxes [Abstract]
(Loss)/profit from continuing operations before income taxes	$ (135,636)	$ (426,900)		$ 32,154
Statutory tax rate	17.00%	17.00%		17.00%
Tax computed at the statutory tax rate	$ (23,058)	$ (72,573)		$ 5,466
Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group's share in losses of associated companies	20,924	31,651		18,880
Income subject to tax at a different tax rate	63,446	(2,548)		7,218
Non-deductible expenses	12,850	41,960		3,944
Exempt income	(7,006)			(35,651)
Taxes in respect of prior years	44	92		(294)
Impact of change in tax rate
Changes in temporary differences in respect of which deferred taxes are not recognized	4,285	1,419		580
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	350	2,449		8,335
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements	13			(419)
Other differences	961	(198)		984
Total taxes on income	$ 72,809	$ 2,252	[1]	$ 9,043	[1]

[1]	Restated (See note 2.E and 28)